Fidelity®

Contrafund®

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors' growing doubts about the integrity of Corporate America's bookkeeping factored heavily into the substandard performance of U.S. equity markets for the first half of 2002. Fixed-income markets provided some respite for investors, offering moderate but steady gains throughout the first half of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Contrafund®	-0.91%	-3.58%	46.85%	266.70%
Fidelity Contrafund (incl. 3.00% sales charge)	-3.88%	-6.48%	42.44%	255.70%
S&P 500 ®	-13.16%	-17.99%	19.70%	195.16%
Growth Funds Average	-15.06%	-21.01%	14.20%	163.25%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 2,113 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Contrafund	-3.58%	7.99%	13.88%
Fidelity Contrafund (incl. 3.00% sales charge)	-6.48%	7.33%	13.53%
S&P 500	-17.99%	3.66%	11.43%
Growth Funds Average	-21.01%	2.23%	9.57%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Contrafund® on June 30, 1992, and the current 3.00% sales charge was paid. As the chart shows, by June 30 2002, the value of the investment would have grown to $35,570 - a 255.70% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $29,516 - a 195.16% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of June 30, 2002, the six month, one year, five year, and 10 year cumulative total returns for the multi-cap core funds average were -11.75%, -17.30%, 21.81%, and 192.54%, respectively; and the one year, five year and 10 year average annual total returns were -17.30%, 3.66%, and 11.03%, respectively. The six month, one year, five year, and 10 year cumulative total returns for the multi-cap supergroup average were -12.85%, -18.22%, 24.42%, and 191.59%, respectively; and the one year, five year, and 10 year average annual total returns were -18.22%, 4.05%, and 10.94%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable corporate activities rocked investors' trust in the integrity of Corporate America during the six-month period ending June 30, 2002. As a result, money flowed out of equities as fast as reports of new scandals poured in. Many CEOs and corporations were caught in the net of suspicion that blanketed the markets - even the White House and the queen of home decorating came under pressure for their association with the companies involved. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. In that time, the blue-chip bellwether Dow Jones Industrial AverageSM slipped 6.90%, the NASDAQ Composite® Index declined 24.85% and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

(Portfolio Manager photograph)
An interview with Will Danoff, Portfolio Manager of Fidelity Contrafund

Q. How did the fund perform, Will?

A. The fund's performance was respectable, particularly considering the difficult market environment. For the six months that ended June 30, 2002, the fund returned -0.91%. The Standard & Poor's 500 Index returned -13.16% during the same period, while the growth funds average, as tracked by Lipper Inc., returned -15.06%. For the 12 months that ended June 30, 2002, the fund returned -3.58%, while the S&P 500 and Lipper average returned -17.99% and -21.01%, respectively.

Q. What strategies benefited the fund during the six-month period?

A. The fund's commitment to stocks of medium- and smaller-sized growth companies, which performed better than their larger brethren, helped performance. Approximately 40% of the fund's assets were invested in companies with market values of lower than $10 billion. On average, shares of these companies - as measured by the Standard & Poor's MidCap and Russell 2000 indices - fell by only 3%-5% during the period, which marked a substantially better performance than the large-stock-oriented S&P 500. Examples of mid-cap stocks that performed well for the fund included Paterson Dental and Pepsi Bottling Group. Other strategies that benefited performance included large exposures to the health care and consumer staples sectors, as well as my continued de-emphasis on technology and telecommunications stocks.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What attracted you to the health care and consumer staples sectors?

A. Each group had what I look for as a fund manager: companies that were growing their earnings per share, and were showing high and improving returns on their invested capital. In health care, I made large commitments to hospital and managed-care stocks, and several - including HCA, Tenet Healthcare and United Healthcare - performed very well. These companies benefited from strong demand, solid price increases, tighter cost controls and strong free cash flow that produced earnings growth of more than 20% during the period. Each stock also was a top-20 position at the end of the period. Consumer staples stocks were attractive because they offered understandable and predictable earnings growth of between 10%-15%. In a difficult stock market and sluggish economy, consumer names such as Avon, Pepsi and Kraft showed steady and improving growth. I also liked these companies because they made an effort to promote growth. Both Pepsi and Kraft have made strategic acquisitions over the past couple of years, while Avon named a dynamic new CEO to help revitalize its operations.

Q. Did your bearish view on technology and telecom stocks change during the period?

A. No, and my de-emphasis helped performance significantly. The fund had less than 4% of its total assets in technology and telecom stocks at the end of the period, which was well below the 14% weighting in the S&P 500. In all, tech stocks fell 33% during the period, as measured by the Goldman Sachs Technology Index. Many technology companies were unprofitable, as intense competition and sluggish demand combined to mute revenue growth. I'll continue to monitor these sectors for attractive growth opportunities, as prices have fallen sharply over the past two years.

Q. Which stocks were disappointments?

A. The fund's stake in Irish biotechnology firm Elan was the biggest disappointment. I owned Elan because it had an enviable record of consistent 20% earnings growth over the past several years and because of its promising research effort for the treatment of Alzheimer's disease. Unfortunately, the company's Alzheimer's drug met with initial disappointment, and some of its other products encountered new competition. The fund did not own a stake in Elan at the end of the period.

Q. What's your outlook, Will?

A. My outlook hasn't changed much. Stock market valuations are still high compared with historical averages and expected corporate earnings growth rates. Further, heavy consumer and corporate debt levels, low inflation and already high corporate profit margins are making it very difficult for companies to grow earnings rapidly. In addition, the massive U.S. trade deficit and weakening U.S. dollar could put further pressure on valuations as foreign investors look to sell U.S. stocks. I'm continuing to work hard with the Fidelity research staff to find the very best growth companies in which to invest.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares by investing in companies whose value is not fully recognized by the public

Fund number: 022

Trading symbol: FCNTX

Start date: May 17, 1967

Size: as of June 30, 2002, more than $31.1 billion

Manager: Will Danoff, since 1990; manager, VIP II: Contrafund, since 1995; Fidelity Select Retailing Portfolio, 1986-
1989; joined Fidelity in 1986

3

Will Danoff talks about his "best of breed" strategy:

"As the market has declined over the past two years, I've made a considerable effort to upgrade the quality of the fund's investments. In every industry, I've tried to identify the sector leader - or leaders - that I feel have the strongest competitive position, highest returns and fastest growth rates. This ´best of breed' strategy has helped the fund's performance, as we've seen many second- and third-tier companies produce disappointing earnings amidst the sluggish economy.

"One good example of a ´best of breed' company was Lockheed Martin, which was the fund's largest holding at the end of the period and its best performer. I considered Lockheed to be the premier defense company in the industry. The company won the massive $200 billion Joint Strike Fighter combat plane contract, which I felt would help the company's earnings growth potential, and a new COO has rejuvenated the organization, which has increased margins and bolstered cash flow.

"In all, Lockheed's shares rose approximately 60% in value during the period. By making such a big commitment to Lockheed - and largely staying away from most other defense stocks - the fund benefited handsomely and avoided the disappointing results from some of Lockheed's weaker competitors."

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Lockheed Martin Corp.	3.3	2.1
PepsiCo, Inc.	2.7	2.8
Colgate-Palmolive Co.	2.6	2.7
Berkshire Hathaway, Inc. Class A	2.3	2.3
3M Co.	2.2	2.4
Avon Products, Inc.	2.1	1.5
EnCana Corp.	1.9	0.0
BP PLC sponsored ADR	1.8	2.1
Johnson & Johnson	1.8	1.5
Tenet Healthcare Corp.	1.8	1.2
	22.5
Top Five Market Sectors as of June 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	16.8	19.0
Financials	16.3	16.1
Consumer Staples	15.3	14.9
Industrials	13.6	14.4
Consumer Discretionary	13.1	10.5
Asset Allocation (% of fund's net assets)
As of June 30, 2002 *		As of December 31, 2001 **
	Stocks 90.7%		Stocks 96.4%
	Bonds 0.3%		Bonds 0.2%
	Convertible Securities 0.3%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets 8.7%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	21.1%	** Foreign investments	19.8%

Semiannual Report

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.1%
ArvinMeritor, Inc.	309,700	$ 7,433
Johnson Controls, Inc.	36,100	2,946
Michelin SA (Compagnie Generale des Etablissements) Series B	572,594	23,284
Superior Industries International, Inc.	114,100	5,277
		38,940
Automobiles - 1.7%
General Motors Corp.	59,600	3,186
Harley-Davidson, Inc.	2,468,020	126,535
Honda Motor Co. Ltd.	2,628,000	108,852
Nissan Motor Co. Ltd.	14,137,000	98,120
Toyota Motor Corp.	7,221,100	191,359
		528,052
Hotels, Restaurants & Leisure - 1.7%
Applebee's International, Inc.	196,050	4,499
Brinker International, Inc. (a)	375,700	11,928
CBRL Group, Inc.	159,300	4,847
Cheesecake Factory, Inc. (a)	918,500	32,588
Darden Restaurants, Inc.	3,032,400	74,900
Fairmont Hotels & Resorts, Inc.	113,900	2,930
Four Seasons Hotels, Inc.	287,100	13,451
Gtech Holdings Corp. (a)	245,400	6,268
Harrah's Entertainment, Inc. (a)	1,802,100	79,923
Hilton Group PLC	5,518,600	19,295
Mandalay Resort Group (a)	394,100	10,865
McDonald's Corp.	313,000	8,905
MGM Mirage, Inc. (a)	2,785,000	93,994
P.F. Chang's China Bistro, Inc. (a)(d)	1,263,666	39,704
Rank Group PLC	5,641,200	23,116
Stanley Leisure PLC	774,312	4,199
Starbucks Corp. (a)	669,400	16,635
Wendys International, Inc.	1,146,500	45,665
William Hill PLC (a)	5,718,500	23,214
		516,926
Household Durables - 2.2%
Beazer Homes USA, Inc. (a)	238,034	19,043
Centex Corp.	1,783,600	103,074
D.R. Horton, Inc.	5,686,203	148,012
Furniture Brands International, Inc. (a)	2,335,390	70,646
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Harman International Industries, Inc.	1,103,400	$ 54,342
Hovnanian Enterprises, Inc. Class A (a)	78,700	2,824
Leggett & Platt, Inc.	341,900	8,000
Lennar Corp.	1,875,400	114,774
Mohawk Industries, Inc. (a)	2,527,900	155,542
Nintendo Co. Ltd.	127,200	18,774
Toll Brothers, Inc. (a)	158,000	4,629
Yankee Candle Co., Inc. (a)	121,900	3,302
		702,962
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	787,600	12,799
Overstock.com, Inc.	456,800	6,418
Ticketmaster Class B (a)	924,900	17,305
USA Interactive (a)	7,778,700	182,411
		218,933
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	268,500	3,641
Mattel, Inc.	5,189,100	109,386
		113,027
Media - 1.1%
Charter Communications, Inc. Class A (a)	2,552,000	10,412
Comcast Corp. Class A (special) (a)	1,974,100	47,063
Cox Communications, Inc. Class A (a)	706,398	19,461
E.W. Scripps Co. Class A	359,200	27,658
Entercom Communications Corp. Class A (a)	49,500	2,272
Fox Entertainment Group, Inc. Class A (a)	130,300	2,834
Getty Images, Inc. (a)	219,000	4,768
LIN TV Corp. Class A	805,200	21,773
McGraw-Hill Companies, Inc.	393,800	23,510
Mediacom Communications Corp. Class A (a)	332,500	2,590
Meredith Corp.	96,700	3,708
Reed Elsevier PLC	1,579,500	15,086
The New York Times Co. Class A	356,300	18,349
TMP Worldwide, Inc. (a)	399,200	8,583
Viacom, Inc. Class B (non-vtg.) (a)	3,200,567	142,009
		350,076
Multiline Retail - 1.0%
99 Cents Only Stores (a)	2,198,133	56,382
Big Lots, Inc. (a)	96,500	1,899
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Costco Wholesale Corp. (a)	380,400	$ 14,691
Dollar Tree Stores, Inc. (a)	422,300	16,643
Kohls Corp. (a)	1,766,400	123,789
Stein Mart, Inc. (a)	1,166,300	13,844
Target Corp.	2,212,700	84,304
		311,552
Specialty Retail - 3.8%
Aeropostale, Inc. (d)	2,441,500	66,824
AnnTaylor Stores Corp. (a)	366,500	9,305
AutoNation, Inc. (a)	1,575,900	22,851
AutoZone, Inc. (a)	2,878,560	222,513
Bed Bath & Beyond, Inc. (a)	3,660,200	138,136
CDW Computer Centers, Inc. (a)	800	37
Chico's FAS, Inc. (a)	216,400	7,860
Christopher & Banks Corp. (a)	157,800	6,675
Copart, Inc. (a)	1,422,650	23,090
Footstar, Inc. (a)	294,400	7,204
GameStop Corp. Class A	314,800	6,608
Gap, Inc.	9,083,600	128,987
Gymboree Corp. (a)	800	13
Home Depot, Inc.	334,600	12,290
Hot Topic, Inc. (a)	157,300	4,201
Limited Brands, Inc.	1,625,100	34,615
Linens 'N Things, Inc. (a)	115,300	3,783
Lithia Motors, Inc. Class A (a)	80,700	2,172
Lowe's Companies, Inc.	5,096,600	231,386
Michaels Stores, Inc. (a)	78,700	3,069
Office Depot, Inc. (a)	851,700	14,309
PETCO Animal Supplies, Inc.	1,016,200	25,314
PETsMART, Inc. (a)	1,732,100	27,783
Pier 1 Imports, Inc.	110,000	2,310
Ross Stores, Inc.	289,000	11,777
Staples, Inc. (a)	19,800	390
TJX Companies, Inc.	6,162,300	120,843
Too, Inc. (a)	262,300	8,079
Urban Outfitters, Inc. (a)	293,100	10,176
Wet Seal, Inc. Class A (a)	118,650	2,883
Williams-Sonoma, Inc. (a)	947,000	29,035
		1,184,518
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	438,669	$ 24,083
Liz Claiborne, Inc.	2,761,700	87,822
Wolverine World Wide, Inc.	526,000	9,179
		121,084
TOTAL CONSUMER DISCRETIONARY		4,086,070
CONSUMER STAPLES - 15.3%
Beverages - 4.7%
Anheuser-Busch Companies, Inc.	2,354,700	117,735
Diageo PLC	13,799,477	180,102
Molson, Inc. Class A	3,705,600	80,525
Pepsi Bottling Group, Inc.	7,990,700	246,114
PepsiCo, Inc.	17,074,290	822,981
The Coca-Cola Co.	314,900	17,634
Vincor International, Inc. (a)	325,500	5,635
		1,470,726
Food & Drug Retailing - 2.1%
Fleming Companies, Inc.	60,016	1,089
George Weston Ltd.	1,686,000	139,546
J. Sainsbury PLC	19,755,383	107,734
Loblaw Companies Ltd.	1,187,430	48,952
Safeway PLC	6,959,886	30,039
Sysco Corp.	1,666,200	45,354
Tesco PLC	18,191,800	66,463
Whole Foods Market, Inc. (a)(d)	4,370,500	210,746
William Morrison Supermarkets PLC	7,440,735	23,138
		673,061
Food Products - 2.6%
American Italian Pasta Co. Class A (a)	601,900	30,691
Cadbury Schweppes PLC	10,964,166	82,550
Dean Foods Co. (a)	114,800	4,282
Dreyer's Grand Ice Cream, Inc.	3,984	273
H.J. Heinz Co.	587,400	24,142
Hershey Foods Corp.	1,966,200	122,888
Kellogg Co.	276,900	9,930
Kraft Foods, Inc. Class A	5,900,730	241,635
Nestle SA (Reg.)	769,484	180,206
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
The J.M. Smucker Co.	133,164	$ 4,545
Wm. Wrigley Jr. Co.	1,877,600	103,925
		805,067
Household Products - 2.7%
Church & Dwight, Inc.	287,800	9,017
Colgate-Palmolive Co.	16,436,500	822,647
		831,664
Personal Products - 3.0%
Avon Products, Inc. (d)	12,344,722	644,888
Gillette Co.	8,679,300	293,968
		938,856
Tobacco - 0.2%
Philip Morris Companies, Inc.	835,100	36,477
UST, Inc.	530,900	18,051
		54,528
TOTAL CONSUMER STAPLES		4,773,902
ENERGY - 6.3%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	484,100	16,116
ENSCO International, Inc.	290,790	7,927
Noble Corp. (a)	215,700	8,326
Smith International, Inc. (a)	568,100	38,739
Willbros Group, Inc. (a)	922,800	15,688
		86,796
Oil & Gas - 6.0%
BP PLC sponsored ADR	11,348,266	572,974
Burlington Resources, Inc.	638,710	24,271
EnCana Corp.	18,841,724	580,300
Equitable Resources, Inc.	425,700	14,602
Exxon Mobil Corp.	7,769,664	317,935
Murphy Oil Corp.	392,200	32,357
Noble Energy, Inc.	768,100	27,690
Occidental Petroleum Corp.	629,500	18,879
Pogo Producing Co.	357,800	11,671
Premcor, Inc.	660,800	16,996
Suncor Energy, Inc.	6,665,780	116,936
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Talisman Energy, Inc.	1,029,230	$ 46,327
TotalFinaElf SA sponsored ADR	868,300	70,245
Valero Energy Corp.	189,100	7,076
		1,858,259
TOTAL ENERGY		1,945,055
FINANCIALS - 16.3%
Banks - 6.3%
Allied Irish Banks PLC	1,182,100	15,758
Associated Banc-Corp.	99,990	3,771
Astoria Financial Corp.	553,700	17,746
Australia & New Zealand Banking Group Ltd.	2,484,939	27,013
Bank of Ireland	6,520,187	81,488
Bank One Corp.	4,461,600	171,682
Barclays PLC	2,569,200	21,725
Charter One Financial, Inc.	632,100	21,732
City National Corp.	40,400	2,172
Commerce Bancorp, Inc., New Jersey	3,215,197	142,112
Compass Bancshares, Inc.	236,600	7,950
Credit Suisse Group (Reg.)	1,664,540	53,081
East West Bancorp, Inc.	142,700	4,926
Fifth Third Bancorp	6,576,350	438,314
First Tennessee National Corp.	59,100	2,264
Golden West Financial Corp.	2,002,700	137,746
Greenpoint Financial Corp.	703,900	34,561
Hibernia Corp. Class A	592,300	11,722
Kookmin Bank	515,090	25,005
Lloyds TSB Group PLC	9,923,000	99,260
M&T Bank Corp.	748,700	64,209
National Australia Bank Ltd.	1,181,300	23,567
North Fork Bancorp, Inc.	2,004,700	79,807
Popular, Inc.	171,100	5,763
Royal Bank of Canada	483,510	16,741
Royal Bank of Scotland Group PLC	8,233,770	234,600
SouthTrust Corp.	2,908,300	75,965
TCF Financial Corp.	1,092,900	53,661
UCBH Holdings, Inc.	112,000	4,257
UnionBanCal Corp.	394,000	18,459
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
W Holding Co., Inc.	301,600	$ 7,299
Zions Bancorp	906,500	47,229
		1,951,585
Diversified Financials - 2.4%
AMBAC Financial Group, Inc.	333,000	22,378
Citigroup, Inc.	551,100	21,355
Doral Financial Corp.	1,317,000	43,975
Fannie Mae	3,813,270	281,229
MBNA Corp.	950,300	31,426
Merrill Lynch & Co., Inc.	541,300	21,923
Moody's Corp.	1,828,100	90,948
Power Financial Corp.	432,800	11,303
SLM Corp.	2,285,300	221,446
Student Loan Corp.	13,200	1,093
		747,076
Insurance - 7.1%
AFLAC, Inc.	8,000	256
Allstate Corp.	1,003,900	37,124
American International Group, Inc.	5,439,226	371,118
Berkshire Hathaway, Inc.:
Class A (a)	10,683	713,624
Class B (a)	10,658	23,810
Brown & Brown, Inc.	70,000	2,205
Cincinnati Financial Corp.	1,203,800	56,013
Everest Re Group Ltd.	1,871,420	104,706
IPC Holdings Ltd.	563,800	17,218
Manulife Financial Corp.	551,800	15,885
Markel Corp. (a)	7,800	1,537
MetLife, Inc.	7,954,100	229,078
Ohio Casualty Corp. (a)	755,300	15,786
PartnerRe Ltd.	634,600	31,064
RenaissanceRe Holdings Ltd.	2,428,410	88,880
SAFECO Corp.	426,900	13,187
Swiss Reinsurance Co. (Reg.)	1,023,779	100,533
The Chubb Corp.	1,215,900	86,086
The PMI Group, Inc.	630,600	24,089
Travelers Property Casualty Corp. Class A	2,501,000	44,268
UICI (a)	788,100	15,920
Unitrin, Inc.	486,600	17,406
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Willis Group Holdings Ltd.	3,457,200	$ 113,776
XL Capital Ltd. Class A	953,500	80,761
Zenith National Insurance Corp.	342,500	10,909
		2,215,239
Real Estate - 0.5%
Duke Realty Corp.	866,848	25,095
Equity Office Properties Trust	54,610	1,644
Equity Residential Properties Trust (SBI)	3,771,900	108,442
General Growth Properties, Inc.	244,700	12,480
Grand Palais Management Co. LP (f)	398,400	0
		147,661
TOTAL FINANCIALS		5,061,561
HEALTH CARE - 16.8%
Biotechnology - 0.5%
Charles River Labs International, Inc. (a)	2,162,500	75,796
Genentech, Inc. (a)	12,600	422
Gilead Sciences, Inc. (a)	1,581,800	52,010
Neurocrine Biosciences, Inc. (a)	335,700	9,618
		137,846
Health Care Equipment & Supplies - 3.3%
Alcon, Inc.	2,290,200	78,439
American Medical Systems Holdings, Inc. (a)	117,500	2,357
Amersham PLC	1,073,043	9,534
Baxter International, Inc.	535,500	23,803
Beckman Coulter, Inc.	145,800	7,275
Becton, Dickinson & Co.	1,155,000	39,790
Bio-Rad Laboratories, Inc. Class A (a)	350,400	15,947
Biomet, Inc.	935,950	25,383
Boston Scientific Corp. (a)	1,628,200	47,739
Cooper Companies, Inc. (d)	993,600	46,799
CTI Molecular Imaging, Inc.	283,000	6,492
Cytyc Corp. (a)	4,211,300	32,090
DENTSPLY International, Inc.	2,929,030	108,110
ICU Medical, Inc. (a)	157,400	4,864
Luxottica Group Spa sponsored ADR	1,410,100	26,792
Medtronic, Inc.	295,400	12,658
Mentor Corp.	144,000	5,286
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Nobel Biocare Holding AG (a)	208,383	$ 14,486
Smith & Nephew PLC	29,409,947	163,988
St. Jude Medical, Inc. (a)	655,300	48,394
Steris Corp. (a)	628,800	12,016
Therasense, Inc.	63,600	1,175
Varian Medical Systems, Inc. (a)	2,139,500	86,757
Zimmer Holdings, Inc. (a)	5,862,134	209,044
		1,029,218
Health Care Providers & Services - 7.7%
Accredo Health, Inc. (a)	154,200	7,115
Advisory Board Co.	577,300	20,921
Aetna, Inc.	78,700	3,775
AMERIGROUP Corp.	35,400	966
AmerisourceBergen Corp.	463,200	35,203
AMN Healthcare Services, Inc. (d)	2,283,000	79,928
AmSurg Corp. (a)	204,600	5,373
Anthem, Inc.	616,590	41,607
Caremark Rx, Inc. (a)	1,839,936	30,359
Community Health Systems, Inc. (a)	1,090,400	29,223
Cross Country, Inc. (d)	2,496,200	94,356
Dianon Systems, Inc. (a)	181,300	9,685
HCA, Inc.	7,432,324	353,035
Health Management Associates, Inc. Class A (a)	10,088,410	203,281
Laboratory Corp. of America Holdings (a)	912,900	41,674
Medical Staffing Network Holdings, Inc.	87,400	2,141
Odyssey Healthcare, Inc.	393,200	14,254
Oxford Health Plans, Inc. (a)	181,200	8,419
Patterson Dental Co. (a)(d)	5,103,600	256,864
Province Healthcare Co. (a)	90,000	2,012
Quest Diagnostics, Inc. (a)	540,600	46,519
Tenet Healthcare Corp. (a)	7,591,800	543,193
Triad Hospitals, Inc. (a)	157,400	6,671
Trigon Healthcare, Inc. (a)	29,700	2,987
UnitedHealth Group, Inc.	5,543,800	507,535
WebMD Corp. (a)	4,291,900	24,163
Wellpoint Health Networks, Inc. (a)	432,588	33,660
		2,404,919
Pharmaceuticals - 5.3%
Abbott Laboratories	1,064,800	40,090
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Altana AG	309,361	$ 15,744
AstraZeneca PLC sponsored ADR	949,100	38,913
Aventis SA (France)	1,341,300	94,468
Biovail Corp. (a)	979,600	28,852
Forest Laboratories, Inc. (a)	1,529,400	108,282
InterMune, Inc. (a)	594,100	12,536
Johnson & Johnson	10,412,550	544,160
Merck & Co., Inc.	1,692,700	85,718
Novartis AG sponsored ADR	161,000	7,057
Pfizer, Inc.	10,744,835	376,069
Sanofi-Synthelabo SA	355,411	21,698
Schering AG	513,000	32,148
Schering-Plough Corp.	788,100	19,387
Teva Pharmaceutical Industries Ltd. sponsored ADR	518,600	34,632
Wyeth	3,719,600	190,444
		1,650,198
TOTAL HEALTH CARE		5,222,181
INDUSTRIALS - 13.6%
Aerospace & Defense - 3.5%
Alliant Techsystems, Inc. (a)	211,350	13,484
Lockheed Martin Corp.	14,951,600	1,039,121
MTC Technologies, Inc. (a)	122,500	2,328
Northrop Grumman Corp.	157,400	19,675
Rockwell Collins, Inc.	157,800	4,327
Veridian Corp.	957,600	21,738
		1,100,673
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (d)	4,855,652	162,810
United Parcel Service, Inc. Class B	123,200	7,608
		170,418
Airlines - 1.3%
JetBlue Airways Corp.	1,083,808	49,378
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	726,300	4,499
sponsored ADR (a)	7,372,300	257,079
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	4,438,530	$ 71,727
WestJet Airlines Ltd. (a)	1,007,400	13,786
		396,469
Building Products - 0.0%
American Standard Companies, Inc. (a)	81,100	6,091
Commercial Services & Supplies - 3.2%
Alliance Data Systems Corp.	147,500	3,769
Apollo Group, Inc. Class A (a)	1,024,900	40,402
Automatic Data Processing, Inc.	5,718,700	249,049
Brambles Industries Ltd.	1,829,509	9,733
Certegy, Inc. (a)	1,166,100	43,274
ChoicePoint, Inc. (a)	483,533	21,986
Cintas Corp.	239,800	11,853
Concord EFS, Inc. (a)	831,600	25,064
Corinthian Colleges, Inc. (a)	701,140	23,762
Corporate Executive Board Co. (a)	78,800	2,699
Dun & Bradstreet Corp. (a)	280,500	9,271
Education Management Corp. (a)	318,600	12,977
Exult, Inc. (a)	1,281,400	8,329
First Data Corp.	9,378,500	348,880
Fiserv, Inc. (a)	1,167,550	42,861
Manpower, Inc.	157,700	5,795
Paychex, Inc.	39,543	1,237
The BISYS Group, Inc. (a)	3,131,834	104,290
Waste Connections, Inc. (a)	354,600	11,078
Weight Watchers International, Inc.	373,400	16,220
		992,529
Construction & Engineering - 0.3%
Fluor Corp.	1,394,020	54,297
Jacobs Engineering Group, Inc. (a)	985,366	34,271
		88,568
Electrical Equipment - 0.1%
Cooper Industries Ltd.	984,100	38,675
Industrial Conglomerates - 2.3%
3M Co.	5,648,990	694,826
Tomkins PLC	5,103,200	19,817
		714,643
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 0.7%
Danaher Corp.	2,153,520	$ 142,886
Donaldson Co., Inc.	390,500	13,683
Flowserve Corp. (a)	78,800	2,348
Illinois Tool Works, Inc.	428,900	29,294
Ingersoll-Rand Co. Ltd. Class A	315,700	14,415
PACCAR, Inc.	207,730	9,221
SPX Corp. (a)	15,800	1,857
		213,704
Road & Rail - 1.6%
Canadian National Railway Co.	3,364,720	177,611
Canadian Pacific Railway Ltd.	1,556,850	38,616
CSX Corp.	598,460	20,976
Heartland Express, Inc.	1,312,645	31,412
Knight Transportation, Inc. (a)	906,500	21,022
Landstar System, Inc. (a)	20,700	2,212
Norfolk Southern Corp.	920,900	21,531
Swift Transportation Co., Inc. (a)(d)	7,522,725	175,279
		488,659
Trading Companies & Distributors - 0.1%
Fastenal Co.	99,488	3,831
Mitsubishi Corp.	1,760,000	12,760
Mitsui & Co. Ltd.	1,870,000	12,541
W.W. Grainger, Inc.	149,600	7,495
		36,627
TOTAL INDUSTRIALS		4,247,056
INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.0%
Cisco Systems, Inc. (a)	100	1
Computers & Peripherals - 0.7%
Apple Computer, Inc. (a)	1,988,767	35,241
Dell Computer Corp. (a)	613,104	16,027
Logitech International SA (Reg.) (a)(d)	2,763,924	129,084
Storage Technology Corp. (a)	2,695,800	43,052
		223,404
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	244,100	5,773
Amphenol Corp. Class A (a)	9,700	349
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flir Systems, Inc. (a)(d)	1,123,100	$ 47,137
Mettler-Toledo International, Inc. (a)	910,300	33,563
Roper Industries, Inc.	219,500	8,187
Symbol Technologies, Inc.	609,900	5,184
Thermo Electron Corp.	68	1
Waters Corp. (a)	777,800	20,767
		120,961
Internet Software & Services - 0.2%
Expedia, Inc. Class A (a)	275,900	16,358
Overture Services, Inc. (a)	12,600	315
PayPal, Inc.	142,444	2,878
Yahoo!, Inc. (a)	2,612,400	38,559
		58,110
IT Consulting & Services - 0.3%
Accenture Ltd. Class A	3,405,200	64,699
Anteon International Corp.	398,200	10,066
SRA International, Inc. Class A	184,200	4,970
SunGard Data Systems, Inc. (a)	1,031,900	27,325
		107,060
Semiconductor Equipment & Products - 0.3%
Advantest Corp.	123,300	7,692
Cabot Microelectronics Corp. (a)	373,600	16,125
Intel Corp.	1,221,600	22,319
Intersil Corp. Class A (a)	374,936	8,016
KLA-Tencor Corp. (a)	3,900	172
Marvell Technology Group Ltd. (a)	157,400	3,131
Novellus Systems, Inc. (a)	11,800	401
O2Micro International Ltd. (a)	416,400	4,310
Samsung Electronics Co. Ltd.	147,400	40,311
Zoran Corp. (a)	118,350	2,711
		105,188
Software - 1.3%
Activision, Inc. (a)	344,000	9,997
BMC Software, Inc. (a)	234,600	3,894
Business Objects SA sponsored ADR (a)	7,900	222
Cerner Corp. (a)	961,841	46,005
Electronic Arts, Inc. (a)	749,795	49,524
Intuit, Inc. (a)	1,071,812	53,290
Microsoft Corp. (a)	1,422,100	77,789
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Network Associates, Inc. (a)	4,755,223	$ 91,633
Symantec Corp. (a)	1,918,778	63,032
		395,386
TOTAL INFORMATION TECHNOLOGY		1,010,110
MATERIALS - 5.9%
Chemicals - 0.6%
Akzo Nobel NV	191,742	8,379
Bayer AG	592,700	19,062
Ecolab, Inc.	744,000	34,395
Engelhard Corp.	111,800	3,166
Ferro Corp.	98,100	2,958
OM Group, Inc.	364,500	22,599
PPG Industries, Inc.	393,400	24,351
Praxair, Inc.	421,900	24,036
Valspar Corp.	1,029,800	46,485
		185,431
Construction Materials - 0.0%
Lafarge North America, Inc.	49	2
Containers & Packaging - 0.1%
Pactiv Corp. (a)	499,400	11,886
Sealed Air Corp.	495,900	19,970
		31,856
Metals & Mining - 5.0%
Aber Diamond Corp. (a)	1,060,000	18,959
Agnico-Eagle Mines Ltd.	1,213,000	17,679
Alcoa, Inc.	1,701,580	56,407
Anglo American PLC ADR	3,477,325	56,854
Anglogold Ltd. sponsored ADR	787,100	20,528
Barrick Gold Corp.	2,543,800	48,366
BHP Billiton Ltd.	9,355,091	54,302
BHP Billiton PLC	9,427,438	51,628
Compania de Minas Buenaventura SA sponsored ADR	2,402,000	61,491
Dofasco, Inc.	315,600	6,404
Echo Bay Mines Ltd. (a)	22,383,300	25,686
Fording, Inc.	328,997	6,184
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	4,505,400	80,421
Gold Fields Ltd.	9,270,500	109,780
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc. (d)	12,851,528	$ 131,626
Harmony Gold Mining Co. Ltd.	2,447,931	33,796
Impala Platinum Holdings Ltd.	392,800	21,837
Kinross Gold Corp. (a)	3,220,900	7,222
Kumba Resources Ltd. (a)	6,103,379	28,008
Liquidmetal Technologies	882,400	10,236
Meridian Gold, Inc. (a)	2,529,930	41,212
Newcrest Mining Ltd.	4,737,600	20,238
Newmont Mining Corp. Holding Co.	13,028,324	343,036
Newmont Mining Corp. Holding Co. unit	4,931,510	13,340
Nucor Corp.	634,800	41,287
Pechiney SA Series A	336,700	15,434
Placer Dome, Inc.	1,569,100	17,592
Rio Tinto PLC (Reg.)	9,738,400	179,461
SouthernEra Resources Ltd. (a)	812,700	3,478
Xstrata PLC (a)	2,095,300	27,266
		1,549,758
Paper & Forest Products - 0.2%
Sappi Ltd.	2,648,047	37,331
Weyerhaeuser Co.	256,200	16,358
		53,689
TOTAL MATERIALS		1,820,736
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	1,694,640	5,847
Nextel Communications, Inc. Class A (a)	1,809,500	5,808
Sprint Corp. - PCS Group Series 1 (a)	625,500	2,796
Triton PCS Holdings, Inc. Class A (a)(d)	3,192,100	12,449
Vodafone Group PLC sponsored ADR	986,300	13,463
		40,363
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp.	143,400	6,086
Southern Co.	605,900	16,602
		22,688
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - 0.0%
Southern Union Co.	19,435	$ 330
TOTAL UTILITIES		23,018
TOTAL COMMON STOCKS (Cost $24,335,786)		28,230,052
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.0%
Real Estate - 0.0%
Vornado Realty Trust Series A, $3.25	179,100	11,355
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Sealed Air Corp. Series A, $2.00	316,800	12,941
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $22,642)		24,296
Corporate Bonds - 0.3%
Ratings (unaudited) (b)		Principal Amount (000s)
Convertible Bonds - 0.2%
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Redback Networks, Inc. 5% 4/1/07	-	$ 39,970	16,711
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 1/31/06 (e)	B-	19,805	30,076
8.25% 1/31/06	B-	2,170	3,295
			33,371
TOTAL CONVERTIBLE BONDS			50,082
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - 0.1%
UTILITIES - 0.1%
Electric Utilities - 0.0%
AES Corp. 9.375% 9/15/10	Ba3	$ 14,090	$ 8,736
Multi-Utilities & Unregulated Power - 0.1%
AES Corp.:
8.75% 6/15/08	Ba3	3,210	1,990
9.5% 6/1/09	Ba3	20,895	13,582
			15,572
TOTAL UTILITIES			24,308
TOTAL CORPORATE BONDS (Cost $70,664)			74,390
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bonds 6.875% 8/15/25 (Cost $58,844)	Aaa	54,800	63,159
Money Market Funds - 7.3%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	2,219,885,374	2,219,885
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	60,861,840	60,862
TOTAL MONEY MARKET FUNDS (Cost $2,280,747)		2,280,747
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $26,768,683)		30,672,644
NET OTHER ASSETS - 1.4%		450,567
NET ASSETS - 100%		$ 31,123,211
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $30,076,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Grand Palais Management Co. LP	7/24/96	$ 0
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.9%
United Kingdom	6.8
Canada	5.5
Switzerland	1.8
Bermuda	1.5
Japan	1.4
Ireland	1.1
Others (individually less than 1%)	3.0
100.0%
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $13,289,320,000 and $15,860,101,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $967,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0% of net assets.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $26,870,259,000. Net unrealized appreciation aggregated $3,802,385,000, of which $4,971,486,000 related to appreciated investment securities and $1,169,101,000 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $2,382,209,000 all of which will expire on December 31, 2009.
The fund intends to elect to defer to its fiscal year ending December 31, 2002 approximately $413,574,000 of losses recognized during the period November 1, 2001 to December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $59,372) (cost $26,768,683) - See accompanying schedule		$ 30,672,644
Foreign currency held at value (cost $47)		48
Receivable for investments sold		682,496
Receivable for fund shares sold		30,194
Dividends receivable		23,595
Interest receivable		6,872
Other receivables		380
Total assets		31,416,229
Liabilities
Payable to custodian bank	$ 1,073
Payable for investments purchased	109,943
Payable for fund shares redeemed	95,957
Accrued management fee	21,763
Other payables and accrued expenses	3,420
Collateral on securities loaned, at value	60,862
Total liabilities		293,018
Net Assets		$ 31,123,211
Net Assets consist of:
Paid in capital		$ 30,791,925
Undistributed net investment income		32,810
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,605,887)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,904,363
Net Assets, for 734,358 shares outstanding		$ 31,123,211
Net Asset Value and redemption price per share ($31,123,211 ÷ 734,358 shares)		$ 42.38
Maximum offering price per share (100/97.00 of $42.38)		$ 43.69

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends (including $6,826 received from affiliated issuers)		$ 158,348
Interest		23,882
Security lending		1,401
Total income		183,631
Expenses
Management fee Basic fee	$ 93,042
Performance adjustment	30,714
Transfer agent fees	30,896
Accounting and security lending fees	822
Non-interested trustees' compensation	127
Custodian fees and expenses	1,024
Registration fees	48
Audit	76
Legal	96
Miscellaneous	578
Total expenses before reductions	157,423
Expense reductions	(6,053)	151,370
Net investment income (loss)		32,261
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $30,364 on sales of investments in affiliated issuers)	(602,100)
Foreign currency transactions	1,385
Total net realized gain (loss)		(600,715)
Change in net unrealized appreciation (depreciation) on: Investment securities	284,044
Assets and liabilities in foreign currencies	336
Total change in net unrealized appreciation (depreciation)		284,380
Net gain (loss)		(316,335)
Net increase (decrease) in net assets resulting from operations		$ (284,074)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,261	$ 165,771
Net realized gain (loss)	(600,715)	(1,691,776)
Change in net unrealized appreciation (depreciation)	284,380	(3,511,995)
Net increase (decrease) in net assets resulting from operations	(284,074)	(5,038,000)
Distributions to shareholders from net investment income	-	(165,867)
Share transactions Net proceeds from sales of shares	1,871,634	3,359,493
Reinvestment of distributions	-	161,602
Cost of shares redeemed	(2,623,213)	(6,377,983)
Net increase (decrease) in net assets resulting from share transactions	(751,579)	(2,856,888)
Total increase (decrease) in net assets	(1,035,653)	(8,060,755)
Net Assets
Beginning of period	32,158,864	40,219,619
End of period (including undistributed net investment income of $32,810 and undistributed net investment income of $549, respectively)	$ 31,123,211	$ 32,158,864
Other Information Shares
Sold	43,189	77,021
Issued in reinvestment of distributions	-	3,759
Redeemed	(60,700)	(146,690)
Net increase (decrease)	(17,511)	(65,910)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 42.77	$ 49.18	$ 60.02	$ 56.81	$ 46.63	$ 42.15
Income from Invest- ment Operations
Net investment income (loss) D	.04	.21	.26	.29	.36	.42
Net realized and unrealized gain (loss)	(.43)	(6.40)	(4.24)	13.42	14.34	8.97
Total from investment operations	(.39)	(6.19)	(3.98)	13.71	14.70	9.39
Distributions from net investment income	-	(.22)	(.24)	(.28)	(.30)	(.35)
Distributions from net realized gain	-	-	(5.59)	(10.22)	(4.22)	(4.56)
Distributions in excess of net realized gain	-	-	(1.03)	-	-	-
Total distributions	-	(.22)	(6.86)	(10.50)	(4.52)	(4.91)
Net asset value, end of period	$ 42.38	$ 42.77	$ 49.18	$ 60.02	$ 56.81	$ 46.63
Total Return B, C, F	(.91)%	(12.59)%	(6.80)%	25.03%	31.57%	23.00%
Ratios to Average Net Assets E
Expenses before expense reductions	.98%A	.96%	.87%	.65%	.65%	.70%
Expenses net of voluntary waivers, if any	.98%A	.96%	.87%	.65%	.65%	.70%
Expenses net of all reductions	.94%A	.91%	.84%	.62%	.61%	.67%
Net investment income (loss)	.20%A	.49%	.45%	.48%	.70%	.91%
Supplemental Data
Net assets, end of period (in millions)	$ 31,123	$ 32,159	$ 40,220	$ 46,912	$ 38,639	$30,739
Portfolio turnover rate	88%A	141%	166%	177%	197%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Contrafund (the fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 pm Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders- continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the fund's average net assets.

Sales Load. For the period, Fidelity Distributors Corp. (FDC), an affiliate of FMR, received sales charges of $672 on sales of shares of the fund all of which was retained.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $16,081 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. Information regarding loans outstanding is included under the caption "Other Information" at the end of the fund's Schedule of Investments. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $5,836 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the custody and transfer agent expenses by $4 and $213, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
AMN Healthcare Services, Inc.	$ 2,319	$ -	$ -	$ 79,928
Aeropostale, Inc.	14,168	-	-	66,824
Alberta Energy Co. Ltd.	4,838	539,982	3,128	-
Avon Products, Inc.	28,651	-	2,381	644,888
C.H. Robinson Worldwide, Inc.	18,320	-	573	162,810
Commerce Bancorp, Inc., New Jersey	3,188	8,614	-	-
Cooper Companies, Inc.	4,046	9,540	59	46,799
Cross Country, Inc.	24,476	-	-	94,356
Fleming Companies, Inc.	2,697	3,982	-	-
Flir Systems, Inc.	15,039	10,591	-	47,137
Footstar, Inc.	-	17,134	-	-
Franco Nevada Mining Corp. Ltd.	27,915	76,844	-	-
Goldcorp, Inc.	13,422	10,050	573	131,626
Harman International Industries, Inc.	-	34,446	112	-
Logitech International SA (Reg.)	16,533	-	-	129,084
P.F. Chang's China Bistro, Inc.	1,200	16,871	-	39,704
Patterson Dental Co.	9,078	17,767	-	256,864
Swift Transportation Co., Inc.	9,764	-	-	175,279
Triton PCS Holdings, Inc. Class A	4,952	9,038	-	12,449
Valero Energy Corp.	-	-	-	-
Whole Foods Market, Inc.	39,433	3,123	-	210,746
TOTALS	$ 240,039	$ 757,982	$ 6,826	$ 2,098,494

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

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Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

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